                                                                        [INCOME-
                                                                         GROWTH
                                                                          TRUST
                                                                          LOGO]



                   [pictures of people working and playing]

        From Our Family to Yours: The Intelligent Creation of Wealth.






                                 Annual Report
                           and Investment Performance
                           Review for the Year Ended
                               September 30, 1997


                               [HERITAGE LOGO]
                              -----------------
                                INCOME-GROWTH
                                  TRUST(TM)
                              -----------------

                                                               November 13, 1997

Dear Fellow Shareholders:

     It is my pleasure to provide you with the annual report for Heritage Income-Growth Trust (the "Fund") for the fiscal year ended September 30, 1997. For this period, your Fund delivered a total return of +29.45% and +28.49% on its class A and class C shares, respectively.*

     During the past fiscal year, the broad stock market averages continued to charge ahead to record high levels. As we have discussed in previous letters, in markets like this, more aggressive equity mutual funds tend to reap greater rewards than do equity income funds which follow more conservative strategies designed to participate in the long-term rewards of common stocks while reducing the short-term volatility that can be unsettling to many investors. As for participating in the recent stock market performance, those of you who are long-term investors in the Fund have enjoyed significant appreciation in the value of your shares. (See page 13 for the total return results for the five most recent fiscal years.) Looking at volatility, the most recent period we can point to is the sharp market down-turn ending October 27, 1997. During this four day period, your Fund's net asset value declined only about two-thirds as much as the Standard & Poor's 500 Composite Stock Price Index. It continues to be our goal to participate in the rewards of investing in equities while providing a smoother ride for our investors.

     In the portfolio commentary that follows, Lou Kirschbaum and David Blount, co-portfolio managers for your Fund, discuss further the factors that affected your Fund's performance over the last fiscal year. I hope you find their comments helpful in better understanding how your Fund's investment portfolio is managed.

     We are continuing to modify the format of our shareholder reports and prospectuses. In early 1998 you will receive the latest updates of your Fund's prospectus. For the first time, the prospectuses for all of our equity funds will be combined into one document. Because many of you own shares in more than one of these funds, this change will allow us to reduce the volume of mail you receive from us while still providing the information you need to understand the different policies of our various funds.

     We appreciate your continuing investment in Heritage Income-Growth Trust. If there are ever ways in which you believe we could serve you better, please call us at 800-709-3863.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          -------------------
                                          Stephen G. Hill
                                          President

---------------

* These returns are calculated without the imposition of front- or back-end sales charges.

                                                               November 13, 1997

Dear Fellow Shareholders:

     BUY THE DIPS! This has been an apt rallying cry for the stock market's performance over the past several years. One day, it may provide its epitaph (though we hope not soon). We have learned, in nearly 25 years of investing experience, that the market's short-term twists and turns defy the best efforts to forecast them. It is possible, however, to manage an investment vehicle that seeks to provide (in relative terms) a safe haven in what is becoming an increasingly turbulent environment.

     We have managed the Income-Growth Trust in order to maintain as low a portfolio Beta (i.e., relative market volatility) as possible, while participating as much as possible in the market's long-term gains. Stated another way, we seek is to achieve the best possible absolute performance by following a rigorous discipline with regard to the diversification of the portfolio and the investment characteristics of the securities we hold and to apply selective covered call option writing as a defensive strategy.

     Looking back on a year in which the stock market has been unexpectedly strong -- virtually unprecedented given the pronounced strength of the previous two years -- we are pleased that the Fund has been recognized repeatedly (in separate rankings conducted by The Wall Street Journal, Barron's, and the Value Line Mutual Fund Survey) for superior risk-adjusted returns. We believe this Fund, with its emphasis on quality, defensive strategy, and diversification (via the use of convertibles, Real Estate Investment Trust ("REITs"), and covered call writing, in addition to the more traditional diversification with regard to stock and industry exposure) is a suitable investment alternative for investors who seek equity market exposure but may wish to temper the stock market's turbulence.

     Analysis of the portfolio's industry exposure demonstrates one aspect of the diverse approach we use in managing the fund's assets. The greatest concentrations as of September 30th were in energy stocks (13% of the Fund's portfolio) and REITs (just under 11%). REITs were among the leading industries in terms of market performance last year. Energy stocks held their own. Both of these groups tend to hold up better than the market when things get rocky, which reflects our defensive strategy. Neither of these industries represents a big "bet", in percentage terms, which is another defensive aspect of our approach.

     The pharmaceutical stocks, which consist of about 8 1/2% of the Fund's portfolio, are one of the groups in which we use covered call options to reduce the potential volatility to levels that we find acceptable for this fund. The only other group that represents more than 5% of the portfolio is the bank stocks, at 8 1/2%. Both banks and drug stocks were among the stronger relative performers in the market last year. Earnings growth prospects continue to be better than average in this sector, and while valuations have inflated over the past several years, this seems justified by the continuing improvement in earning power, combined with the continuing consolidation in this industry.

     As we peer ahead into 1998, we note that there is more uncertainty in the economic picture than we have seen for some time. A conventional cyclical contraction seems unlikely. But there is sufficient concern about Japan as well as some of the emerging (and suddenly submerging) economies in the Far East and Latin America that we expect the volatility that has characterized U.S. financial markets recently to continue for some time. We hope to be able to capitalize on opportunities that the market's price gyrations might provide to maintain the fund's superior risk-adjusted performance in the year to come.

     As always, we appreciate your continued confidence and support.

Sincerely,

/s/ LOU KIRSCHBAUM                                              /s/ DAVID BLOUNT
--------------------------------------                          --------------------------------------
Lou Kirschbaum                                                  David Blount
Senior Vice President                                           Vice President
Eagle Asset Management, Inc.                                    Eagle Asset Management, Inc.
Portfolio Manager, Income-Growth Trust                          Portfolio Manager, Income-Growth Trust

--------------------------------------------------------------------------------

 GROWTH OF A $10,000 INVESTMENT IN HERITAGE INCOME-GROWTH TRUST CLASS A SHARES
                             SINCE OCTOBER 1, 1987

                                     CHART

The graph contained in the annual report compares the performance of the Heritage Income-Growth Trust Class A shares with the S&P 500, Value Line (geom.) and the Lipper Equity Income Averages for the ten year period ended September 30, 1997.

================================================================================

                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
          SINCE FEBRUARY 1, 1990, LOUIS KIRSCHBAUM, PORTFOLIO MANAGER

                                     CHART

The graph contained in the annual report compares the performance of the Heritage Income-Growth Trust Class A shares with the S&P 500, Value Line (geom.) and the Lipper Equity Income Averages from February 1, 1990 through September 30, 1997.

--------------------------------------------------------------------------------

   The Value Index does not include reinvestment of dividends.
 * Annual returns for Heritage Income-Growth Trust are calculated in conformance with Item 22 of Form N-1A, which assumes the reinvestment of dividends and a sales load of 4.75% for Class A Shares.
** Return for Heritage Income-Growth Trust Class A Shares does not reflect the imposition of front-end sales load.

--------------------------------------------------------------------------------

                         GROWTH OF A $10,000 INVESTMENT
SINCE INCEPTION OF HERITAGE INCOME-GROWTH TRUST CLASS C SHARES ON APRIL 3, 1995

                                     CHART

The graph contained in the annual report compares the performance of the Heritage Income-Growth Trust Class C shares with the S&P 500, Value Line (geom.) and the Lipper Equity Income Averages Index from inception of Class C Shares (April 3, 1995) through September 30, 1997.

--------------------------------------------------------------------------------

  The Value Line Index does not include reinvestment of dividends.
* Annual total returns for Heritage Income-Growth Trust Class C Shares are calculated in conformance with Item 22 of Form N-1A, which assumes the reinvestment of dividends.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                                   MARKET
     SHARES                                                                         VALUE
     ------                                                                      -----------
COMMON STOCKS--76.1%(A)
--------------------------------------------------------------------------------------------
    ADVERTISING/COMMUNICATIONS--1.7%
--------------------------------------------------------------------------------------------
          20,000   Omnicom Group, Inc..........................................  $ 1,455,000
                                                                                 -----------
    BANKING--7.5%
--------------------------------------------------------------------------------------------
           5,500   Bankers Trust New York Corporation..........................      673,750
          12,000   Chase Manhattan Corporation(c)..............................    1,416,000
          20,000   First Union Corporation.....................................    1,001,250
          10,000   Jefferson-Pilot Corporation, ACES, 7.25%....................    1,100,000
          25,000   Mellon Bank Corporation(c)..................................    1,368,750
          13,000   Norwest Corporation.........................................      796,250
                                                                                 -----------
                                                                                   6,356,000
                                                                                 -----------
    BUILDING--1.1%
--------------------------------------------------------------------------------------------
          22,000   American Standard Companies, Inc............................      882,750
                                                                                 -----------
    CHEMICALS--1.1%
--------------------------------------------------------------------------------------------
          15,000   E.I. du Pont de Nemours & Company(c)........................      923,437
                                                                                 -----------
    CONGLOMERATES/DIVERSIFIED--1.7%
--------------------------------------------------------------------------------------------
          32,000   Harsco Corporation..........................................    1,452,000
                                                                                 -----------
    DATA PROCESSING--0.9%
--------------------------------------------------------------------------------------------
          15,000   Automatic Data Processing, Inc..............................      750,000
                                                                                 -----------
    ELECTRONICS/ELECTRIC--3.0%
--------------------------------------------------------------------------------------------
          25,000   General Electric Company....................................    1,701,562
          10,000   Philips Electronics N.V., NY Shares, ADR(e).................      840,000
                                                                                 -----------
                                                                                   2,541,562
                                                                                 -----------
    FINANCE--1.2%
--------------------------------------------------------------------------------------------
          12,000   American Express Company....................................      982,500
                                                                                 -----------
    FOOD--1.6%
--------------------------------------------------------------------------------------------
          30,000   H.J. Heinz Company..........................................    1,385,625
                                                                                 -----------
    HEALTH CARE CENTERS--0.9%
--------------------------------------------------------------------------------------------
          19,000   Vencor, Inc.*...............................................      783,750
                                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         MARKET
      SHARES                                                                                             VALUE
      ------                                                                                             ------
    HOUSEHOLD PRODUCTS--1.6%
-------------------------------------------------------------------------------------------------------------------
          20,000  Procter & Gamble Company(c)..........................................................  $1,381,250
                                                                                                         ----------
    INSURANCE--2.4%
-------------------------------------------------------------------------------------------------------------------
          18,000  Marsh & McLennan Companies, Inc......................................................   1,379,250
          10,000  Travelers Group, Inc.(c).............................................................     682,500
                                                                                                         ----------
                                                                                                          2,061,750
                                                                                                         ----------
    INVESTMENT COMPANY--1.5%
-------------------------------------------------------------------------------------------------------------------
          25,000  Security Capital Preferred Growth(f).................................................     500,000
          50,000  Security Capital US Realty(e)........................................................     745,000
                                                                                                         ----------
                                                                                                          1,245,000
                                                                                                         ----------
    MANUFACTURING/DISTRIBUTIONS--1.6%
-------------------------------------------------------------------------------------------------------------------
           7,268  Cooper Industries, Inc...............................................................     392,926
          25,000  Essex International, Inc.............................................................     962,500
                                                                                                         ----------
                                                                                                          1,355,426
                                                                                                         ----------
    OFFICE EQUIPMENT--1.2%
-------------------------------------------------------------------------------------------------------------------
          15,000  Hewlett-Packard Company(c)...........................................................   1,043,437
                                                                                                         ----------
    OIL & GAS--9.7%
-------------------------------------------------------------------------------------------------------------------
          25,000  Ashland, Inc.........................................................................   1,359,375
           9,000  Atlantic Richfield Company(c)........................................................     768,938
          10,000  British Petroleum Company, PLC, Sponsored ADR(e).....................................     908,125
          16,000  Mobil Corporation....................................................................   1,184,000
          25,000  Royal Dutch Petroleum Company, NY Share(e)...........................................   1,387,500
          20,000  Schlumberger, Ltd.(c)................................................................   1,683,750
          16,000  Texaco, Inc.(c)......................................................................     983,000
                                                                                                         ----------
                                                                                                          8,274,688
                                                                                                         ----------
    PHARMACEUTICAL--8.7%
-------------------------------------------------------------------------------------------------------------------
          22,000  American Home Products Corporation(c)................................................   1,606,000
          40,000  Pharmacia & Upjohn, Inc..............................................................   1,460,000
          27,000  Schering-Plough Corporation..........................................................   1,390,500
          36,000  SmithKline Beecham, PLC, ADR(e)......................................................   1,759,500
           9,000  Warner-Lambert Company(c)............................................................   1,214,438
                                                                                                         ----------
                                                                                                          7,430,438
                                                                                                         ----------
    PUBLISHING--1.8%
-------------------------------------------------------------------------------------------------------------------
          23,000  McGraw-Hill Companies, Inc...........................................................   1,556,812
                                                                                                         ----------
    REAL ESTATE INVESTMENT TRUST--10.7%
-------------------------------------------------------------------------------------------------------------------
          50,000  Alexander Haagen Properties, Inc.....................................................     821,875
          10,000  Bay Apartment Communities, Inc.......................................................     399,375

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                            MARKET
          SHARES                                                                                            VALUE
          ------                                                                                            ------
          25,000  Brandywine Realty Trust..............................................................  $  598,438
          20,000  Cali Realty Corporation..............................................................     832,500
          12,000  Health Care Property Investors, Inc..................................................     465,000
          20,000  Highwoods Properties, Inc............................................................     707,500
          25,000  Meridian Industrial Trust, Inc.......................................................     640,625
          20,000  Parkway Properties, Inc..............................................................     678,750
          11,999  Patriot American Hospitality, Inc....................................................     382,468
          26,136  Security Capital Industrial Trust....................................................     609,296
          24,300  SL Green Realty Corporation..........................................................     628,762
          15,000  Spieker Properties, Inc..............................................................     608,438
          15,000  Starwood Lodging Trust...............................................................     861,562
          25,000  Sun Communities, Inc.................................................................     896,875
                                                                                                         ----------
                                                                                                          9,131,464
                                                                                                         ----------
    REAL ESTATE/LAND DEVELOPMENT--0.8%
-------------------------------------------------------------------------------------------------------------------
          20,000  Security Capital Group, Inc., Class "B"..............................................     687,500
                                                                                                         ----------
    RETAIL STORES--1.6%
-------------------------------------------------------------------------------------------------------------------
          60,000  Intimate Brands, Inc.................................................................   1,398,750
                                                                                                         ----------
    SERVICES--0.9%
-------------------------------------------------------------------------------------------------------------------
          25,000  Service Corporation International....................................................     804,688
                                                                                                         ----------
    TELECOMMUNICATIONS--1.5%
-------------------------------------------------------------------------------------------------------------------
          28,000  GTE Corporation......................................................................   1,270,500
                                                                                                         ----------
    TOBACCO--2.8%
-------------------------------------------------------------------------------------------------------------------
          33,000  Philip Morris Companies, Inc.........................................................   1,371,563
          30,000  RJR Nabisco Holdings Corporation.....................................................   1,031,250
                                                                                                         ----------
                                                                                                          2,402,813
                                                                                                         ----------
    UTILITIES-ELECTRIC--4.0%
-------------------------------------------------------------------------------------------------------------------
          24,000  FPL Group, Inc.......................................................................   1,230,000
          25,000  NIPSCO Industries, Inc...............................................................   1,053,125
          35,000  Sierra Pacific Resources.............................................................   1,122,188
                                                                                                         ----------
                                                                                                          3,405,313
                                                                                                         ----------
    UTILITIES-GAS--3.2%
-------------------------------------------------------------------------------------------------------------------
          48,000  UGI Corporation......................................................................   1,326,000
          24,000  Wicor, Inc...........................................................................   1,036,500
           7,500  Williams Companies, Inc..............................................................     351,094
                                                                                                         ----------
                                                                                                          2,713,594
                                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                          MARKET
      SHARES                                                                                               VALUE
    ---------                                                                                           -----------
    UTILITIES-WATER--1.4%
-------------------------------------------------------------------------------------------------------------------
          55,000  American Water Works Company, Inc....................................................  $1,216,875
                                                                                                         ----------
                  Total Common Stock (cost $49,803,450)................................................  64,892,922
                                                                                                         ----------
CONVERTIBLE PREFERRED STOCKS--10.5%(A)
-------------------------------------------------------------------------------------------------------------------
    BROADCASTING--0.7%
-------------------------------------------------------------------------------------------------------------------
          60,000  Triathlon Broadcasting Company, Series "A", 9.0%.....................................     562,500
                                                                                                         ----------
    FOOD SERVING--1.2%
-------------------------------------------------------------------------------------------------------------------
          20,000  Wendy's Financing, Series "A", 5.0%..................................................   1,042,500
                                                                                                         ----------
    MINING/DIVERSIFIED--1.1%
-------------------------------------------------------------------------------------------------------------------
          35,000  Freeport-McMoran Copper & Gold Mine, Inc., Series "A", 7.0%..........................     969,062
                                                                                                         ----------
    OIL & GAS--2.3%
-------------------------------------------------------------------------------------------------------------------
          25,000  MCN Financing III, 8.0%..............................................................   1,351,563
          10,000  Unocal Capital Trust, 6.25%..........................................................     611,500
                                                                                                         ----------
                                                                                                          1,963,063
                                                                                                         ----------
    PUBLISHING--0.5%
-------------------------------------------------------------------------------------------------------------------
           7,500  Golden Books Financial Trust, 8.75%..................................................     418,125
                                                                                                         ----------
    RETAIL STORES--1.0%
-------------------------------------------------------------------------------------------------------------------
          15,000  Kmart Financing Corporation, 7.75%...................................................     877,500
                                                                                                         ----------
    TELECOMMUNICATIONS--1.1%
-------------------------------------------------------------------------------------------------------------------
          25,000  Sprint Corporation, 8.25%............................................................     940,625
                                                                                                         ----------
    UTILITIES-ELECTRIC--1.5%
-------------------------------------------------------------------------------------------------------------------
          25,000  Houston Industries, Inc., 7.0%.......................................................   1,300,000
                                                                                                         ----------
    UTILITIES-GAS--1.1%
-------------------------------------------------------------------------------------------------------------------
           8,200  Williams Companies, Inc., $3.50......................................................     905,928
                                                                                                         ----------
                  Total Convertible Preferred Stocks (cost $8,341,374).................................   8,979,303
                                                                                                         ----------
CONVERTIBLE BONDS--8.8%(A)
-------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
    ---------                                                                      ---------   -----------
AUTO PARTS/EQUIPMENT--0.8%
--------------------------------------------------------------------------------------------
          $500,000   Magna International, Inc., 5.0%.............................   10/15/02       659,375
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
    ---------                                                                      ---------   -----------
BANKING--1.1%
--------------------------------------------------------------------------------------------
          $500,000   BankAtlantic Bancorp, Inc., 6.75%...........................   07/01/06   $   950,000
                                                                                               -----------
    CONGLOMERATES/DIVERSIFIED--1.7%
--------------------------------------------------------------------------------------------
         1,250,000   Thermo Electron Corporation, 4.25%..........................   01/01/03     1,490,038
                                                                                               -----------
    ELECTRONICS/ELECTRIC--1.1%
--------------------------------------------------------------------------------------------
           950,000   Reptron Electronics, Inc., 6.75%............................   08/01/04       901,312
                                                                                               -----------
    HEALTH CARE CENTERS--0.6%
--------------------------------------------------------------------------------------------
           500,000   NCS Healthcare, Inc., 5.75%.................................   08/15/04       503,335
                                                                                               -----------
    METAL--0.1%
--------------------------------------------------------------------------------------------
           250,000   Phoenix Shannon, PLC, 9.5%*(d)..............................   11/01/00       100,000
                                                                                               -----------
    OFFICE EQUIPMENT--0.6%
--------------------------------------------------------------------------------------------
           500,000   U.S. Office Products Company, 5.5%..........................   05/15/03       494,120
                                                                                               -----------
    OIL & GAS--1.2%
--------------------------------------------------------------------------------------------
           850,000   Lomak Petroleum, Inc., 6.0%.................................   02/01/07     1,007,250
                                                                                               -----------
    RETAIL STORES--0.9%
--------------------------------------------------------------------------------------------
           600,000   Home Depot, Inc., 3.25%.....................................   10/01/01       739,632
                                                                                               -----------
    SERVICES--0.7%
--------------------------------------------------------------------------------------------
           500,000   Personnel Group, 5.75%......................................   07/01/04       574,600
                                                                                               -----------
                     Total Convertible Bonds (cost $6,618,304)...................                7,419,662
                                                                                               -----------

                                                                                 MARKET
    SHARES                                                                        VALUE
    ------                                                                     -----------
WARRANTS--0.1%(A)
------------------------------------------------------------------------------------------
    MEDICAL EQUIPMENT/SUPPLY--0.1%
------------------------------------------------------------------------------------------
         1,216   Security Capital Group, Inc.*...............................  $     9,352
                                                                               -----------
                 Total Warrants (cost $9,581)................................        9,352
                                                                               -----------
Total investment portfolio excluding repurchase agreement and covered call
options written (cost $64,772,709)...........................................   81,301,239
REPURCHASE AGREEMENT--8.4%(A)
------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated
September 30, 1997, @ 5.85%, to be repurchased at $7,166,164 on October 1,
1997, collateralized by $6,965,000 United States Treasury Bonds, 6.75%, due
August 15, 2026, (market value $7,299,292 including interest) (cost
$7,165,000)..................................................................    7,165,000
                                                                               -----------
TOTAL INVESTMENT PORTFOLIO EXCLUDING COVERED CALL OPTIONS WRITTEN (COST
  $71,937,709)(B), 103.9%(A).................................................  $88,466,239
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 MARKET
    SHARES                                                                        VALUE
    ------                                                                     -----------
COVERED CALL OPTIONS WRITTEN--(0.7%)(A)*
------------------------------------------------------------------------------------------
         7,000   American Home Products Corporation, January 1998 @ 75.......  $   (30,625)
         4,000   American Home Products Corporation, January 1998 @ 70.......      (28,000)
         4,000   American Home Products Corporation, October 1997 @ 70.......      (16,500)
         3,000   Atlantic Richfield Company, October 1997 @ 75...............      (33,000)
         5,000   Chase Manhattan Corporation, December 1997 @ 115............      (41,250)
         6,000   E.I. du Pont de Nemours & Company, October 1997 @ 60........      (15,750)
         2,500   Hewlett-Packard Company, November 1997 @ 75.................       (5,313)
         5,000   Hewlett-Packard Company, November 1997 @ 65.................      (36,875)
         6,000   Mellon Bank Corporation, December 1997 @ 50.................      (39,000)
         6,000   Procter & Gamble Company, October 1997 @ 72.5...............       (4,875)
         6,000   Procter & Gamble Company, October 1997 @ 70.................       (9,750)
         8,000   Procter & Gamble Company, October 1997 @ 67.5...............      (25,000)
         5,000   Schlumberger, Ltd., November 1997 @ 65......................     (100,000)
         5,000   Schlumberger, Ltd., November 1997 @ 62.5....................     (112,500)
         4,000   Texaco, Inc., October 1997 @ 57.5...........................      (16,500)
         6,000   Travelers Group, Inc., December 1997 @ 70...................      (22,500)
         3,000   Warner-Lambert Company, October 1997 @ 130..................      (21,750)
         3,000   Warner-Lambert Company, October 1997 @ 140..................       (6,000)
         3,000   Warner-Lambert Company, October 1997 @ 135..................      (12,375)
                                                                               -----------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUMS RECEIVED
  $467,249)(B)(0.7%)(A)......................................................     (577,563)
OTHER ASSETS AND LIABILITIES, NET, (3.2%)(A).................................   (2,757,377)
                                                                               -----------
NET ASSETS 100.0%............................................................  $85,131,299
                                                                               ===========

---------------

   * Non-income producing security.
 (a) Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $16,418,216, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $16,990,208 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $571,992.
 (c) A portion of these shares were held by the custodian in connection with covered call options written.
 (d) Security is in default and is being valued using a method that the Board of Trustees believe reflects its fair market value.
 (e) Foreign security, denominated in US dollars.
 (f) Private placement securities are fair valued by the Board of Trustees.

ACES -- Adjustable Convertible Extendable Securities
ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

Assets
------------------------------------------------------------

Investments, at market value (identified cost $71,937,709)
  (Note 1)..................................................                 $88,466,239
Cash........................................................                       1,384
Receivables:
  Fund shares sold..........................................                     364,858
  Dividends and interest....................................                     248,384
  Investments sold..........................................                   8,341,497
Deferred state registration expenses (Note 1)...............                       9,073
Prepaid insurance...........................................                       2,530
                                                                             -----------
        Total assets........................................                  97,433,965

Liabilities
------------------------------------------------------------
Payables (Note 4):
  Investments purchased.....................................  $11,563,052
  Fund shares redeemed......................................       18,563
  Accrued management fee....................................       50,636
  Accrued distribution fee..................................       29,074
  Other accrued expenses....................................       63,778
Covered call options written, at market value (premiums
  received $467,249) (Notes 1 and 3)........................      577,563
                                                              -----------
        Total liabilities...................................                  12,302,666
                                                                             -----------
Net assets, at market value.................................                 $85,131,299
                                                                             ===========

Net Assets
------------------------------------------------------------

Net assets consist of:
  Paid-in capital (Note 1)..................................                 $62,322,317
  Undistributed net investment income (Note 1)..............                     236,695
  Accumulated net realized gain on investments and covered
    call options written (Note 1)...........................                   6,154,071
  Net unrealized appreciation on investments and covered
    call options written....................................                  16,418,216
                                                                             -----------
Net assets, at market value.................................                 $85,131,299
                                                                             ===========

Class A Shares
------------------------------------------------------------

Net asset value and redemption price per share ($64,625,064
  divided by 3,880,525 shares of beneficial interest
  outstanding, no par value) (Notes 1 and 2)................                      $16.65
                                                                                   =====
Maximum offering price per share (100/95.25 of $16.65)......                      $17.48
                                                                                   =====

Class C Shares
------------------------------------------------------------

Net asset value, offering price and redemption price per
  share ($20,506,235 divided by 1,243,226 shares of
  beneficial interest outstanding, no par value) (Notes 1
  and 2)....................................................                      $16.49
                                                                                   =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------
Income:
  Dividends.................................................              $ 1,776,778
  Interest..................................................                  790,492
                                                                          -----------
        Total income........................................                2,567,270
Expenses (Notes 1 and 4):
  Management fee............................................  $483,882
  Distribution fee (Class A Shares).........................   130,805
  Distribution fee (Class C Shares).........................   121,957
  Professional fees.........................................    47,080
  Custodian/Fund accounting fees............................    58,766
  State/Federal registration expenses.......................    40,248
  Shareholder servicing fees................................    36,939
  Reports to shareholders...................................    15,174
  Trustees' fees and expenses...............................     7,741
  Insurance expense.........................................     5,362
  Other.....................................................     3,612
                                                              --------
        Total expenses......................................                  951,566
                                                                          -----------
Net investment income.......................................                1,615,704
                                                                          -----------
Realized and Unrealized Gain on Investments
------------------------------------------------------------
Net realized gain from investment transactions..............                7,603,240
Net realized loss from covered call options written (Note
  1)........................................................                 (947,361)
Net increase in unrealized appreciation of investments
  during the year...........................................                8,835,910
Net increase in unrealized appreciation of covered call
  options written during the year...........................                  (31,420)
                                                                          -----------
        Net gain on investments.............................               15,460,369
                                                                          -----------
        Net increase in net assets resulting from
        operations..........................................              $17,076,073
                                                                          ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                              ----------------------------------------
                                                              SEPTEMBER 30, 1997    SEPTEMBER 30, 1996
                                                              ------------------    ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $ 1,615,704           $ 1,036,265
  Net realized gain from investment transactions............       7,603,240             4,940,798
  Net realized gain (loss) from covered call options
    written.................................................        (947,361)              130,417
  Net increase in unrealized appreciation of investments and
    covered call options written during the year............       8,804,490             1,700,001
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......      17,076,073             7,807,481
Dividends and distributions to shareholders from:
  Net investment income, Class A Shares ($.38 and $.35 per
    share, respectively)....................................      (1,268,815)             (966,884)
  Net investment income, Class C Shares ($.30 and $.29 per
    share, respectively)....................................        (209,504)              (20,249)
  Net realized gains, Class A Shares ($1.49 and $.25 per
    share, respectively)....................................      (4,547,678)             (676,674)
  Net realized gains, Class C Shares ($1.49 and $.25 per
    share, respectively)....................................        (698,646)               (8,701)
Increase in net assets from Fund share transactions (Note
  2)........................................................      25,878,134             8,144,784
                                                                 -----------           -----------
Increase in net assets......................................      36,229,564            14,279,757
Net assets, beginning of year...............................      48,901,735            34,621,978
                                                                 -----------           -----------
Net assets, end of year (including undistributed net
  investment income of $236,695 and $253,608,
  respectively).............................................     $85,131,299           $48,901,735
                                                                 ===========           ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                          HERITAGE INCOME-GROWTH TRUST
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               CLASS A SHARES                        CLASS C SHARES
                                                --------------------------------------------   --------------------------
                                                            FOR THE YEARS ENDED                   FOR THE YEARS ENDED
                                                               SEPTEMBER 30,                         SEPTEMBER 30,
                                                --------------------------------------------   --------------------------
                                                 1997*     1996      1995     1994     1993     1997*     1996     1995+
                                                -------   -------   ------   ------   ------   -------   -------   ------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $ 14.67   $ 12.56   $11.33   $12.28   $10.81   $ 14.57   $ 12.51   $11.21
                                                -------   -------   ------   ------   ------   -------   -------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.......................     0.40      0.36     0.27     0.30     0.39      0.28      0.26     0.18
  Net realized and unrealized gain (loss) on
    investments...............................     3.45      2.35     1.79    (0.09)    1.44      3.43      2.34     1.28
                                                -------   -------   ------   ------   ------   -------   -------   ------
  Total from Investment Operations............     3.85      2.71     2.06     0.21     1.83      3.71      2.60     1.46
                                                -------   -------   ------   ------   ------   -------   -------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income........    (0.38)    (0.35)   (0.34)   (0.24)   (0.36)    (0.30)    (0.29)   (0.16)
  Distributions from net realized gain on
    investments...............................    (1.49)    (0.25)   (0.49)   (0.92)      --     (1.49)    (0.25)      --
                                                -------   -------   ------   ------   ------   -------   -------   ------
  Total Distributions.........................    (1.87)    (0.60)   (0.83)   (1.16)   (0.36)    (1.79)    (0.54)   (0.16)
                                                -------   -------   ------   ------   ------   -------   -------   ------
NET ASSET VALUE, END OF YEAR..................  $ 16.65   $ 14.67   $12.56   $11.33   $12.28   $ 16.49   $ 14.57   $12.51
                                                =======   =======   ======   ======   ======   =======   =======   ======
TOTAL RETURN (%)(D)...........................    29.45     22.26    19.57     1.80    16.44     28.49     21.37    13.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average daily net
    assets(a).................................     1.34      1.51     1.64     1.64     1.72      2.07      2.13     2.40(b)
  Net investment income to average daily net
    assets....................................     2.65      2.66     4.63     2.62     2.67      1.87      2.05     4.61(b)
  Portfolio turnover rate.....................       75        75       42       99      130        75        75       42
  Average commission rate on portfolio
    transactions..............................  $0.0599   $0.0595       --       --       --   $0.0599   $0.0595       --
Net assets, end of period ($ millions)........       65        43       34       33       34        21         6      0.2

---------------

  * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
  + For the period April 3, 1995 (commencement of Class C Shares) to August 31,
    1995.
(a) The year 1993 includes previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales load.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Income-Growth Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term total return by seeking, with approximately equal emphasis, current income and capital appreciation. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the last bid and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believe would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost, which when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Option Accounting Principles: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that the Fund has written either expires on its stipulated expiration date, or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At September 30, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A Shares of the Fund during the years ended September 30, 1997 and 1996 were as follows:


                                                                                    FOR THE YEARS ENDED
                                                                     -------------------------------------------------
                                                                       SEPTEMBER 30, 1997        SEPTEMBER 30, 1996
                                                                     -----------------------   -----------------------
        CLASS A SHARES                                                SHARES       AMOUNT       SHARES       AMOUNT
        --------------                                               ---------   -----------   ---------   -----------
        Shares sold..............................................    1,014,926   $15,151,346     560,355   $ 7,805,081
        Shares issued on reinvestment of distributions...........      407,737     5,534,395     120,132     1,556,515
        Shares redeemed..........................................     (477,470)   (7,113,898)   (484,726)   (6,620,313)
                                                                     ---------   -----------   ---------   -----------
        Net increase.............................................      945,193   $13,571,843     195,761   $ 2,741,283
                                                                                 ===========               ===========
        Shares outstanding:
          Beginning of year......................................    2,935,332                 2,739,571
                                                                     ---------                 ---------
          End of year............................................    3,880,525                 2,935,332
                                                                     =========                 =========

        Transactions in Class C Shares of the Fund during years ended September 30, 1997 and 1996 were as follows:

                                                                                    FOR THE YEARS ENDED
                                                                      ------------------------------------------------
                                                                        SEPTEMBER 30, 1997        SEPTEMBER 30, 1996
                                                                      -----------------------   ----------------------
        CLASS C SHARES                                                 SHARES       AMOUNT       SHARES       AMOUNT
        --------------                                                ---------   -----------   ---------   ----------
        Shares sold...............................................      930,775   $13,719,015     397,688   $5,605,737
        Shares issued on reinvestment of distributions............       63,094       854,415       2,008       26,420
        Shares redeemed...........................................     (151,538)   (2,267,139)    (16,234)    (228,656)
                                                                      ---------   -----------   ---------   ----------
        Net increase..............................................      842,331   $12,306,291     383,462   $5,403,501
                                                                      =========   ===========               ==========
        Shares outstanding:
          Beginning of year.......................................      400,895                    17,433
                                                                      ---------                 ---------
          End of year.............................................    1,243,226                   400,895
                                                                      =========                 =========

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1997, purchases and sales of investment securities (excluding repurchase agreements) aggregated $66,896,142 and $44,162,690, respectively. Agency brokerage commissions for the same period aggregated $141,722 of which $30,879 was paid to Raymond James & Associates, Inc.

        Transactions in covered call options written on equity securities were as follows:

                                                                      NUMBER OF       PREMIUMS
                                                                      CONTRACTS       RECEIVED
                                                                      ---------      -----------
        Outstanding September 30, 1996..............................      840        $   227,669
          Written...................................................    4,055          1,661,312
          Closed....................................................   (3,355)        (1,132,050)
          Exercised.................................................     (517)          (150,985)
          Expired...................................................     (575)          (138,697)
          Corporate Actions.........................................      467                 --
                                                                       ------        -----------
        Outstanding September 30, 1997..............................      915        $   467,249
                                                                       ======        ===========

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets, and 0.60% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. From October 1, 1995 to January 31, 1996, the Manager voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 1.65% and 2.40% on Class A Shares and Class C Shares, respectively, on an annual basis, of the Fund's average daily net assets attributable to each class of shares. From February 1, 1996 to February 2, 1997, the Manager voluntarily waived its fee to the extent that Fund operating expenses exceed 1.60% and 2.35% on Class A Shares and Class C Shares, respectively, on an annual basis, of the Fund's average daily net assets attributable to each class of shares. Effective February 3, 1997, the Manager has voluntarily agreed to waive its fee and if necessary reimburse the Fund to the extent that Fund operating expenses exceed 1.50% for Class A Shares and 2.25% for Class C Shares on an annual basis of the Fund's average daily net assets. Under these agreements, no fees were waived and no expenses were reimbursed for the year ended September 30, 1997.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        without regard to any reduction due to the imposition of expense limitations. For the year ended September 30, 1997 the Subadviser earned $241,941 for Subadviser fees, which was paid by the Manager.

        The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of September 30, 1997 was $12,000. In addition, the Manager performs Fund accounting services and charged $34,570 during the current period of which $8,700 was payable as of September 30, 1997.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $353,122 in front-end sales charges and $5,436 in contingent deferred sales charges for the year ended September 30, 1997. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee equal to .25% of the average daily net assets for Class A Shares. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets for Class C Shares. Such fees are accrued daily and payable monthly. During the period $130,805 and $121,957 were paid as distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that also are advised by the Manager of the Trust (collectively called the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

Note 5: FEDERAL INCOME TAXES. For the year ended September 30, 1997, to reflect reclassifications arising from permanent book/tax differences primarily attributable to market discount and distributions from Real Estate Investment Trust, the Fund charged undistributed net investment income $154,298, and credited paid in capital $132,986 and accumulated net realized gain $21,312.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Income-Growth Trust

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Income-Growth Trust (the "Fund") at September 30, 1997, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended September 30, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose report dated November 27, 1995 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse

Price Waterhouse LLP
Tampa, Florida

November 12, 1997

--------------------------------------------------------------------------------

                         1997 FEDERAL INCOME TAX NOTICE
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     During the year ended September 30, 1997, the Fund paid to shareholders $3,507,790 or $1.00 per share from long-term capital gains. For such period 32.54% of the income dividends qualified for the dividend received deduction available to corporations.

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market


HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap
Small Cap
International



We are pleased that many of you are also investors in these funds.   For
information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income-Growth Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)1997 Heritage Asset Management, Inc.

6.5M 9/97 [RECYCLE LOGO] Printed on recycled paper



[HERITAGE LOGO]   Heritage Income-Growth Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
----------------------------------------------------------------
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